Equity (Details) - Schedule of Movements in Common Shares - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Schedule of Movements in Common Shares [Line Items]
Balance at beginning, Share	37,576,449	34,154,062
Balance at beginning, Amount	$ 375,766	$ 341,541
Shares issued, Share		3,422,387
Shares issued, Amount		$ 34,225
Balance at ending, Share	41,668,554	37,576,449
Balance at ending, Amount	$ 416,688	$ 375,766
Additional issue of shares, Share	4,092,105
Additional issue of shares, Amount	$ 40,922
After Reverse Split [Member]
Schedule of Movements in Common Shares [Line Items]
Balance at beginning, Share	626,275	569,235
Balance at beginning, Amount	$ 375,766	$ 341,541
Shares issued, Share		57,040
Shares issued, Amount		$ 34,225
Balance at ending, Share	694,477	626,275
Balance at ending, Amount	$ 416,688	$ 375,766
Additional issue of shares, Share	68,202
Additional issue of shares, Amount	$ 40,922